UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

SELECTED CAPITAL PRESERVATION TRUST

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND

September 30, 2005 (Unaudited)

Principal	Security	Value
FANNIE MAE – (13.41%)
$30,000	2.27%, 11/17/05	$29,955
1,000,000	2.17%, 11/25/05	998,212
500,000	1.75%, 11/29/05	498,559
750,000	3.67813%, 12/09/05 (b)	749,878
1,769,000	6.00%, 12/15/05	1,778,459
750,000	3.76563%, 12/19/05 (b)	749,855
300,000	2.125%, 02/10/06	298,078
400,000	2.25%, 02/28/06	397,702
2,000,000	2.35%, 04/29/06	1,983,216
2,000,000	3.84%, 05/09/06 (b)	1,999,761
1,512,000	2.25%, 05/15/06	1,496,161
1,000,000	2.25%, 05/26/06	988,285
1,000,000	1.75%, 06/16/06	983,121
1,000,000	1.875%, 07/07/06	982,562
945,000	2.55%, 08/24/06	932,693

	Total FANNIE MAE – (identified cost $14,866,497)	14,866,497

FEDERAL FARM CREDIT BANK – (0.72%)
800,000	5.125%, 10/05/05 – (identified cost $800,161)	800,161

FEDERAL HOME LOAN BANK – (21.77%)
250,000	1.58%, 10/12/05	249,854
350,000	2.00%, 10/20/05	349,760
2,000,000	2.125%, 11/15/05	1,996,997
1,170,000	4.375%, 11/15/05	1,171,375
1,000,000	6.50%, 11/15/05	1,003,307
800,000	2.00%, 11/21/05	798,472
100,000	6.50%, 11/29/05	100,511
1,000,000	1.75%, 01/12/06	995,165
250,000	3.00%, 01/18/06	249,594
255,000	2.60%, 01/27/06 (c)	253,856
1,000,000	4.00%, 03/28/06	1,000,000
1,500,000	1.86%, 04/07/06	1,483,395
2,000,000	4.00%, 04/21/06	1,999,763
1,000,000	2.06%, 04/24/06	988,489
2,000,000	3.50%, 04/25/06 (d)	2,000,000
250,000	3.125%, 04/28/06	249,308
1,000,000	5.375%, 05/15/06	1,007,298
200,000	2.03%, 06/30/06	197,375

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

September 30, 2005 (Unaudited)

Principal	Security	Value
FEDERAL HOME LOAN BANK – (Continued)
$2,500,000	3.625%, 07/21/06 (d)	$2,500,000
500,000	2.42%, 07/28/06	493,299
4,000,000	3.59%, 08/02/06 (b)	4,000,000
50,000	6.745%, 08/16/06	51,091
1,000,000	3.70188%, 08/21/06 (b)	999,712

	Total Federal Home Loan Bank – (identified cost $24,138,621)	24,138,621

FREDDIE MAC – (9.70%)
1,145,000	2.125%, 11/15/05	1,143,369
250,000	2.50%, 12/15/05	249,276
1,500,000	5.25%, 01/15/06	1,506,135
525,000	2.01%, 01/27/06	522,340
1,700,000	2.15%, 02/10/06	1,689,466
50,000	5.90%, 02/14/06	50,368
150,000	2.15%, 02/17/06	149,165
1,000,000	2.25%, 02/17/06	993,946
196,000	2.00%, 02/28/06	194,750
800,000	6.28%, 03/06/06	809,594
730,000	2.32%, 04/28/06	723,182
1,000,000	2.70%, 04/28/06	992,448
800,000	2.60%, 05/12/06	792,455
925,000	6.75%, 05/30/06	941,327

	Total FREDDIE MAC – (identified cost $10,757,821)	10,757,821

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED CAPITAL PRESERVATION TRUST –

SELECTED DAILY GOVERNMENT FUND – (Continued)

September 30, 2005 (Unaudited)

Principal	Security	Value
REPURCHASE AGREEMENTS – (56.03%)

$37,755,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $37,767,176
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $38,510,100)	$37,755,000
24,382,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $24,389,863
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $24,869,640)	24,382,000

Total Repurchase Agreements – (identified cost $62,137,000)	62,137,000

Total Investments – (101.63%) – (identified cost $112,700,100) – (a)	112,700,100
Liabilities Less Other Assets – (1.63%)	(1,807,687)
Net Assets – (100%)	$110,892,413

(a)	Aggregate cost for Federal Income Tax purposes is $112,700,100.

(b)    The interest rates on floating rate securities, shown as of September 30, 2005, may change daily or less frequently and are based on indices of market rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(c)	The interest rates on variable rate securities represents the current rate as of September 30, 2005.

(d)    Represents a step-up bond: a bond that pays one coupon rate for an initial period followed by a higher coupon rate.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED CAPITAL PRESERVATION TRUST

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2005

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 29, 2005